Segment Reporting - Revenues and Percentage of Consolidated Voyage Revenues from Top Five Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 399,276	$ 392,900	$ 380,469
Ras Laffan Liquefied Natural Gas Company Ltd. [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	69,700	69,600	68,800
Repsol YPF, S.A. [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	53,500	50,300	53,900
Compania Espanola de Petroleos [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	48,800	47,300	44,400
The Tangguh Production Sharing Contractors [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 47,300	$ 45,400	$ 43,700
Sales Revenue, Net [Member] | Teekay Corporation [Member] | Customer Concentration Risk [Member] | Maximum [Member]
Revenue, Major Customer [Line Items]
Percentage of Voyage revenues from major customers	10.00%	10.00%	10.00%
Sales Revenue, Net [Member] | Ras Laffan Liquefied Natural Gas Company Ltd. [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of Voyage revenues from major customers	17.00%	18.00%	18.00%
Sales Revenue, Net [Member] | Repsol YPF, S.A. [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of Voyage revenues from major customers	13.00%	13.00%	14.00%
Sales Revenue, Net [Member] | Compania Espanola de Petroleos [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of Voyage revenues from major customers	12.00%	12.00%	12.00%
Sales Revenue, Net [Member] | The Tangguh Production Sharing Contractors [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of Voyage revenues from major customers	12.00%	12.00%	12.00%